Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
First Trust High Income Strategic Focus ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust High Income Strategic Focus ETF’s (the “Fund”) primary investment objective is to seek risk-adjusted income. The Fund’s secondary investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example assumes that the Fund’s investment advisor’s agreement to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.87% of average daily net assets will be terminated following March 1, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds (“Underlying ETFs”) that is designed to follow the High Income Model (the “High Income Model”) developed by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund, through its investments in the Underlying ETFs comprising the High Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First Trust. However, the Fund may also invest in ETFs other than First Trust ETFs.The Advisor employs a dynamic approach in selecting the Underlying ETFs that are included in the High Income Model. In constructing the High Income Model, the Advisor uses a disciplined process for reviewing the macroeconomic outlook, policy drivers and asset level analysis that inform portfolio construction and ongoing risk management. The process begins with a robust, top-down review of macroeconomic factors including monetary and fiscal policies, growth forecasts, trade and tax policies, global market views and current market valuations. The process combines these factors with disciplined bottom-up asset level analysis including views on rates, duration, credit, currency and current asset valuations. The Advisor utilizes this process to evaluate the relative attractiveness of the various fixed-income asset classes in an attempt to best position the Fund to take advantage of market trends and investment opportunities. The High Income Model is also designed to allow the Advisor to adjust portfolio risk for the Model on an ongoing basis, consistent with the Fund’s investment objective to seek risk-adjusted income.The Fund may invest in Underlying ETFs that invest principally in the following asset classes:•U.S. government securities (securities issued or guaranteed by the U.S. government, its agencies or instrumentalities);•Corporate bonds issued by investment-grade U.S. issuers;•Corporate bonds issued by non-investment-grade issuers (commonly referred to as “junk” bonds);•Senior loans, including covenant-lite loans (which are generally structured with floating rates of interest);•Securitized debt securities (including asset-backed securities and residential- and commercial-mortgaged backed securities including securities issued non-governmental issuers, known as “non-agency securities”);•Bonds issued by issuers located outside of the United States, including issuers located in emerging market countries, including bonds issued by sovereign and quasi-sovereign entities (such bonds may be denominated in currencies other than U.S. dollars); and•Hybrid capital securities (securities with unique characteristics such as preferred securities, convertible securities and contingent convertible securities).The High Income Model, and therefore the Fund, is actively-managed and is designed to be responsive to market conditions. Therefore the Fund may engage in frequent trading. However, the High Income Model, and therefore the Fund's portfolio, is constructed subject to certain exposure limits. Through its investments in the Underlying ETFs, the Advisor will seek to position the Fund's portfolio to have no more than 60% exposure to U.S. high-yield securities (consisting of U.S. high-yield corporate bonds and U.S. high-yield senior loans); no more than 30% exposure to debt securities issued by non-U.S. issuers (including issuers located in emerging market countries); no more than 20% exposure to debt securities issued by emerging market issuers; no more than 20% exposure to preferred securities; and no more than 10% exposure to convertible bonds. In determining whether a security is classified as non-investment-grade, the Advisor considers the lowest rating provided by the "big three" credit rating agencies. The Underlying ETFs may also invest in defaulted securities, restricted securities, when-issued securities, to-be-announced securities and delayed delivery securities and may utilize repurchase agreements.The Fund will not utilize derivatives but may invest in Underlying ETFs that utilize derivatives for various purposes, such as hedging some of the risks associated with its portfolio, as a substitute for a position in an underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of its investments to more closely approximate those of the markets in which it invests), to manage cash flows or to preserve capital.The Fund invests significantly in shares of the First Trust TCW Opportunistic Fixed Income ETF (“FIXD”). See below for a summary of FIXD’s principal investment strategies.FIXDUnder normal market conditions, FIXD pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. FIXD’s investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities; residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans and covenant-lite loans; municipal bonds; collateralized loan obligations; Rule 144A securities; and other debt securities bearing fixed, floating or variable interest rates of any maturity. FIXD may also invest in money market funds and other cash equivalents, preferred stock and common stock. FIXD may invest a significant portion of its assets in securitized investment products, including up to 50% of its total assets in non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (collectively, “Private MBS/ABS”); up to 25% of its total assets in non-agency residential mortgage-backed securities; up to 25% of its total assets in non-agency commercial mortgage-backed securities and CLOs; and up to 25% of its total assets in non-agency asset-backed securities. FIXD may also utilize listed and over-the-counter traded derivatives instruments including, but not limited to, futures, options, swap agreements (including credit default swaps) and forward contracts for duration/yield curve management and/or hedging purposes. FIXD may invest up to 25% of its total assets in derivatives instruments that are traded “over-the-counter” and not through an exchange to reduce currency, interest rate or credit risk arising from FIXD’s investments (that is, “hedge”). Additional information regarding FIXD, including its prospectus and most recent annual report, is available without charge by visiting www.ftportfolios.com/Retail/Etf/EtfFundNews.aspx?Ticker=FIXD.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of two broad-based market indices, a blended index and the prior blended benchmark. See “Total Return Information” for additional performance information regarding the Fund. The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.On February 28, 2022, the Fund changed its principal investment strategies. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, under its current strategy, would have generated.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of two broad-based market indices, a blended index and the prior blended benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index is comprised of the Bloomberg US Aggregate Bond Index (the “Agg”) (70%) and the ICE BofA U.S. High Yield Constrained Index (30%).The Prior Blended Index is equally weighted to include these six indices: the Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofA Fixed Rate Preferred Securities Index, ICE BofA U.S. High Yield Index, Bloomberg EM USD Aggregate Index and Bloomberg U.S. MBS Index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Prior Blended Index returns are calculated by using the monthly return of the six indices during each period shown above. At the beginning of each month the six indices are rebalanced to a 16.66 percentage weighting for each to account for divergence from that percentage weighting that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance of the Prior Blended Index for each period shown above.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	First Trust High Income Strategic Focus ETF <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter9.65%June 30, 2020Worst Quarter-18.55%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
First Trust High Income Strategic Focus ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
First Trust High Income Strategic Focus ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
First Trust High Income Strategic Focus ETF | Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ASSET-BACKED SECURITIES RISK. The Fund may invest in Underlying ETFs that invest in asset-backed securities. Asset-backed securities are debt securities typically created by buying and pooling loans or other receivables other than mortgage loans and creating securities backed by those similar type assets. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. These securities are generally not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to an Underlying ETF.
First Trust High Income Strategic Focus ETF | Asset Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ASSET CONCENTRATION RISK. Since the Fund may be comprised of a very small number of Underlying ETFs, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those Underlying ETFs to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the Underlying ETFs and may subject the Fund to greater market risk than more diversified funds.
First Trust High Income Strategic Focus ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount (the difference between the market price of the Fund's shares and the Fund's net asset value) and possibly face delisting and the bid/ask spread (the difference between the price that someone is willing to pay for shares of the Fund at a specific point in time versus the price at which someone is willing to sell) on the Fund’s shares may widen.
First Trust High Income Strategic Focus ETF | Bank Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	BANK LOANS RISK. The Fund may invest in Underlying ETFs that hold bank loans. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions. If an Underlying ETF holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Underlying ETF, and that the Underlying ETF’s rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. As such, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days) which may cause the Underlying ETF to be unable to realize the full value of its investment. In addition, bank loans are generally not registered with the Securities Exchange Commission under the Securities Act of 1933, as amended, and may not be considered “securities,” and an Underlying ETF may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Trust High Income Strategic Focus ETF | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CALL RISK. The Fund invests in Underlying ETFs that hold debt securities. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. It is possible that during periods of falling interest rates an issuer will call its high yielding debt securities. An Underlying ETF would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in its income.
First Trust High Income Strategic Focus ETF | Contingent Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CONTINGENT CONVERTIBLE SECURITIES RISK. The Fund may invest in Underlying ETFs that invest in contingent convertible securities (“CoCos”). CoCos are hybrid securities most commonly issued by banking institutions that present risks similar to debt securities and convertible securities. CoCos are distinct in that they are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” When an issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer's decision to write down, write off or convert a CoCo may be outside its control, and an Underlying ETF may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. The value of CoCos is unpredictable and may be influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
First Trust High Income Strategic Focus ETF | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CONVERTIBLE SECURITIES RISK. The Fund may invest in Underlying ETFs that hold convertible securities. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price.
First Trust High Income Strategic Focus ETF | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COUNTERPARTY RISK. The Fund may invest in Underlying ETFs that are subject to counterparty risk. Transactions involving a counterparty in which an Underlying ETF may engage are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an Underlying ETF. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
First Trust High Income Strategic Focus ETF | Covenant Lite Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COVENANT-LITE LOANS RISK. The Fund may invest in Underlying ETFs that hold covenant-lite loans. Covenant-lite loans contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder an Underlying ETF's ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle.
First Trust High Income Strategic Focus ETF | Credit Rating Agency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT RATING AGENCY RISK. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. First Trust makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the credit worthiness of an issuer. Any shortcomings,changes to or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities’ perceived or actual credit risk, as well as the Fund’s performance.
First Trust High Income Strategic Focus ETF | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT RISK. The Fund invests in Underlying ETFs that hold debt securities. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
First Trust High Income Strategic Focus ETF | Credit Spread Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT SPREAD RISK. The Fund invests in Underlying ETFs that hold debt securities. From time to time, spreads (i.e., the difference in yield between debt securities that have different credit qualities or other differences) may increase, which may reduce the market value of some of the debt securities held by the Underlying ETFs in which the Fund may invest if the Proposal is implemented. While such Underlying ETFs may employ strategies to mitigate credit spread risk, these strategies may not be successful.
First Trust High Income Strategic Focus ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENCY RISK. The Fund may invest in Underlying ETFs that are subject to currency risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the portfolio of an Underlying ETF. The net asset value of an Underlying ETF could decline if a currency to which it has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of the Fund's investment in an Underlying ETF may change quickly and without warning.
First Trust High Income Strategic Focus ETF | Current Market Conditions Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates, and the Federal Reserve has begun the process to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
First Trust High Income Strategic Focus ETF | Cyber Security Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
First Trust High Income Strategic Focus ETF | Debt Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	DEBT SECURITIES RISK. The Fund will invest in Underlying ETFs that hold debt securities. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an Underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
First Trust High Income Strategic Focus ETF | Defaulted Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	DEFAULTED SECURITIES RISK. The Fund may invest in Underlying ETFs that hold defaulted securities. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. The reorganization or liquidation of an issuer of a defaulted security may result in an Underlying ETF losing its entire investment or being required to accept cash or securities with a value less than its original investment. It may also be difficult to obtain complete and accurate information regarding the true financial condition of the issuer of a defaulted security. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
First Trust High Income Strategic Focus ETF | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	DERIVATIVES RISK. The Fund may invest in Underlying ETFs that hold derivatives. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause an Underlying ETF to liquidate portfolio positions when it would not be advantageous to do so. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.
First Trust High Income Strategic Focus ETF | Emerging Markets Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	EMERGING MARKETS RISK. The Fund may invest in Underlying ETFs that hold securities of issuers located in emerging market countries. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. Investments in emerging markets securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues. Emerging market countries also often have less uniformity in accounting, auditing and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities. Financial and other reporting by companies and government entities also may be less reliable in emerging market countries. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue. For funds that track an index or are managed based upon a benchmark, the index may not weight the securities in emerging market countries on the basis of investor protection limitations, financial reporting quality or available oversight mechanisms. Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.
First Trust High Income Strategic Focus ETF | ETF Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
First Trust High Income Strategic Focus ETF | Extension Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	EXTENSION RISK. The Fund invests in Underlying ETFs that hold debt securities. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
First Trust High Income Strategic Focus ETF | Floating Rate Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	FLOATING RATE SECURITIES RISK. The Fund may invest in Underlying ETFs that hold floating rate securities. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. As a result, the coupon on floating rate securities will generally decline in a falling interest rate environment, causing an investor to experience a reduction in the income it receives from the security. A floating rate security’s coupon rate resets periodically according to the terms of the security. Consequently, in a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate which would decrease the value of the security.
First Trust High Income Strategic Focus ETF | High Yield Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	HIGH YIELD SECURITIES RISK. The Fund may invest in Underlying ETFs that hold high yield securities. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for an Underlying ETF.
First Trust High Income Strategic Focus ETF | Hybrid Capital Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	HYBRID CAPITAL SECURITIES RISK. The Fund may invest in Underlying ETFs that hold hybrid capital securities. Hybrid capital securities are subject to the risks of equity securities and debt securities. The claims of holders of hybrid capital securities of an issuer are generally subordinated to those of holders of traditional debt securities in bankruptcy, and thus hybrid capital securities may be more volatile and subject to greater risk than traditional debt securities, and may in certain circumstances be even more volatile than traditional equity securities. At the same time, hybrid capital securities may not fully participate in gains of their issuer and thus potential returns of such securities are generally more limited than traditional equity securities, which would participate in such gains. The terms of hybrid capital securities may vary substantially and the risks of a particular hybrid capital security will depend upon the terms of the instrument, but may include the credit risk of the issuer, as well as liquidity risk, since they often are customized to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.
First Trust High Income Strategic Focus ETF | Income Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INCOME RISK. The Fund invests in Underlying ETFs that hold income-producing securities. The Fund's income may decline when interest rates fall or if there are defaults in the portfolio of an Underlying ETF. This decline can occur because an Underlying ETF may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or an Underlying ETF otherwise needs to purchase additional debt securities.
First Trust High Income Strategic Focus ETF | Inflation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INFLATION RISK. The Fund invests in Underlying ETFs that hold securities that are subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of an Underlying ETF’s assets and distributions may decline.
First Trust High Income Strategic Focus ETF | Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INTEREST RATE RISK. The Fund invests in Underlying ETFs that hold securities subject to interest rate risk. Interest rate risk is the risk that the value of the debt securities in an investor’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. An investor may be subject to a greater risk of rising interest rates than would normally be the case during periods of low interest rates. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. Higher sensitivity to interest rates is generally correlated with higher levels of volatility and, therefore, greater risk.As the value of a debt security changes over time, so will its duration.
First Trust High Income Strategic Focus ETF | LIBOR Transition Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	LIBOR TRANSITION RISK. As of June 30, 2023, nearly all LIBOR publications ceased. While some LIBOR rates will continueto be published for a short period of time after June 30, 2023, it is only on an unrepresentative synthetic basis. Transitioning to a new reference rate may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. In the United States, the Secured Overnight Financing Rate (“SOFR”) has been identified as the preferred alternative to LIBOR. There is no assurance that the composition or characteristics of SOFR, or any alternative reference rate, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects (as well as other unforeseen effects) of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
First Trust High Income Strategic Focus ETF | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	LIQUIDITY RISK. The Fund may invest in Underlying ETFs that hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, an Underlying ETF may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Underlying ETF currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
First Trust High Income Strategic Focus ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objectives.
First Trust High Income Strategic Focus ETF | Market Maker Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
First Trust High Income Strategic Focus ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MARKET RISK. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.
First Trust High Income Strategic Focus ETF | Mortgage Related Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MORTGAGE-RELATED SECURITIES RISK. The Fund may invest in Underlying ETFs that hold mortgage-related securities. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make an Underlying ETF more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. The incidence of borrower defaults or delinquencies may rise significantly during financial downturns and could adversely affect the value of mortgage-related securities held by the Fund. Events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events that result in broad and simultaneous financial hardships for individuals and businesses could have a significant negative impact on the value of mortgage-related securities. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect a mortage-related security's actual yield to maturity. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.
First Trust High Income Strategic Focus ETF | Non Agency Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	NON-AGENCY SECURITIES RISK. The Fund may invest in Underlying ETFs that hold asset-backed and/or mortgage-backed securities offered by non-governmental issuers (known as "non-agency securities"). Investments in asset-backed or mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loans, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. There are no direct or indirect government or agency guarantees of payments in loan pools created by non-government issuers. Securities issued by private issuers are subject to the credit risks of the issuers. An unexpectedly high rate of defaults on the loan pool may adversely affect the value of a non-agency security and could result in losses to the Underlying ETFs. The risk of such defaults is generally higher in the case of pools that include subprime loans. Non-agency securities are typically traded “over-the-counter” rather than on a securities exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, the non-agency mortgage-related securities held by an Underlying ETF may be particularly difficult to value because of the complexities involved in assessing the value of the underlying loans and the value of these securities can change dramatically over time.
First Trust High Income Strategic Focus ETF | Non US Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	NON-U.S. SECURITIES RISK. The Fund may invest in Underlying ETFs that hold non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.
First Trust High Income Strategic Focus ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
First Trust High Income Strategic Focus ETF | Preferred Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PREFERRED SECURITIES RISK. The Fund may invest in Underlying ETFs that hold preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
First Trust High Income Strategic Focus ETF | Premium Discount Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value and the bid/ask spread on the Fund’s shares may widen.
First Trust High Income Strategic Focus ETF | Prepayment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PREPAYMENT RISK. The Fund will invest in Underlying ETFs that hold debt securities. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates as an Underlying ETF may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.
First Trust High Income Strategic Focus ETF | Repurchase Agreement Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	REPURCHASE AGREEMENT RISK. The Fund may invest in Underlying ETFs that utilize repurchase agreements. Repurchase agreements are subject to the risk of failure. If an Underlying ETF’s counterparty defaults on its obligations and the Underlying ETF is delayed or prevented from recovering the collateral, or the value of the collateral is insufficient, the Underlying ETF may realize a loss.
First Trust High Income Strategic Focus ETF | Restricted Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	RESTRICTED SECURITIES RISK. The Fund may invest in Underlying ETFs that hold restricted securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. An Underlying ETF may be unable to sell a restricted security on short notice or may be able to sell it only at a price below current value.
First Trust High Income Strategic Focus ETF | Senior Loan Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	SENIOR LOAN RISK. The Fund may invest in Underlying ETFs that hold senior loans. Senior loans represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds; however, senior loans are different from traditional high yield bonds in that senior loans are typically senior to other obligations of the borrower and generally secured by a lien on all or some portion of the assets of the borrower. The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder the ability of an Underlying ETF to reprice credit risk associated with a particular borrower and reduce the ability of an Underlying ETF to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.Senior loans are also subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding senior loans. If an Underlying ETF holds a senior loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. Although senior loans are generally secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.No active trading market may exist for certain senior loans, which may impair the ability of an Underlying ETF to realize full value in the event of the need to sell its position in a senior loan and which may make it difficult to accurately value senior loans. Lastly, senior loans may not be considered “securities,” and an Underlying ETF may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Trust High Income Strategic Focus ETF | Significant Exposure Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	SIGNIFICANT EXPOSURE RISK. To the extent that an Underlying ETF invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if it were more broadly diversified. A significant exposure makes an Underlying ETF more susceptible to any single occurrence and may subject the Underlying ETF to greater market risk than a fund that is more broadly diversified.
First Trust High Income Strategic Focus ETF | Sovereign And Quasi Sovereign Debt Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	SOVEREIGN AND QUASI-SOVEREIGN DEBT SECURITIES RISK. The Fund may invest in Underlying ETFs that hold sovereign and/or quasi-sovereign debt securities. Sovereign and quasi-sovereign debt securities that are issued or guaranteed by foreign governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.
First Trust High Income Strategic Focus ETF | Trading Issues Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
First Trust High Income Strategic Focus ETF | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. GOVERNMENT SECURITIES RISK. The Fund invests in Underlying ETFs that invest in U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.
First Trust High Income Strategic Focus ETF | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	VALUATION RISK. The Fund will invest in Underlying ETFs that hold debt securities. The sale price the Underlying ETF could receive for a security may differ from the Underlying ETF’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Debt securities are commonly valued by third-party pricing services that utilize a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. However, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Advisor were to change its valuation policies, or if the Underlying ETF were to change pricing services, or if a pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Underlying ETF’s net asset value. Additionally, pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. There is no assurance that the Underlying ETF will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Underlying ETF and, in turn, the Fund. In addition, the value of the debt securities in the Underlying ETF's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Net asset value calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
First Trust High Income Strategic Focus ETF | When Issued TBA And Delayed Delivery Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	WHEN-ISSUED, TBA AND DELAYED DELIVERY TRANSACTIONS RISK. The Fund may invest in Underlying ETFs that purchase securities on a when-issued, TBA, delayed delivery or forward commitment basis In such a transaction, the purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchasing securities on a when-issued, TBA, delayed delivery or forward commitment basis may give rise to investment leverage and may increase the Underlying ETF’s volatility. Default by, or bankruptcy of, a counterparty to a when-issued, TBA, delayed delivery or forward commitment transaction would expose the Underlying ETF to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.
First Trust High Income Strategic Focus ETF | First Trust High Income Strategic Focus ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[ctag:span_t-rule1]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees[ctag:span_t-indent1]	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees[ctag:span_t-indent1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses[ctag:span_t-indent1]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses[ctag:span_t-indent1-rule]	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses[ctag:span_t-indent1-rule3]	rr_ExpensesOverAssets	0.87%
Fee Waiver and Expense Reimbursement[ctag:span_t-indent1-rule]	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Annual Fund Operating Expenses[ctag:span_t-indent1-rule3]	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 89
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	482
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,073
2015	rr_AnnualReturn2015	(4.38%)
2016	rr_AnnualReturn2016	11.69%
2017	rr_AnnualReturn2017	6.46%
2018	rr_AnnualReturn2018	(4.85%)
2019	rr_AnnualReturn2019	15.45%
2020	rr_AnnualReturn2020	(2.49%)
2021	rr_AnnualReturn2021	9.54%
2022	rr_AnnualReturn2022	(9.78%)
2023	rr_AnnualReturn2023	6.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.55%)
1 Year	rr_AverageAnnualReturnYear01	6.49%
5 Years	rr_AverageAnnualReturnYear05	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2014
First Trust High Income Strategic Focus ETF | After tax on distributions | First Trust High Income Strategic Focus ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
First Trust High Income Strategic Focus ETF | After tax on distributions and sale of fund shares | First Trust High Income Strategic Focus ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
First Trust High Income Strategic Focus ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
First Trust High Income Strategic Focus ETF | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.38%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[3]
First Trust High Income Strategic Focus ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.59%
First Trust High Income Strategic Focus ETF | Prior Blended Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.93%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.59%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[4]

[1]	First Trust Advisors L.P., the Fund’s investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.87% of its average daily net assets (the “Expense Cap”) at least through March 1, 2025. The agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment advisor only after March 1, 2025 upon 60 days’ written notice.
[2]	Expenses have been restated to reflect the current fiscal year.
[3]	The Blended Index is comprised of the Bloomberg US Aggregate Bond Index (the “Agg”) (70%) and the ICE BofA U.S. High Yield Constrained Index (30%).
[4]	The Prior Blended Index is equally weighted to include these six indices: the Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofA Fixed Rate Preferred Securities Index, ICE BofA U.S. High Yield Index, Bloomberg EM USD Aggregate Index and Bloomberg U.S. MBS Index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Prior Blended Index returns are calculated by using the monthly return of the six indices during each period shown above. At the beginning of each month the six indices are rebalanced to a 16.66 percentage weighting for each to account for divergence from that percentage weighting that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance of the Prior Blended Index for each period shown above.